[Chapman and Cutler LLP Letterhead]

July 26, 2023

Division of Investment Management
Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

RE:         Amplify ETF Trust

To Whom It May Concern:

On behalf of the Amplify ETF Trust (the “Registrant”), we are transmitting for electric filing under the Securities Act of 1933, as amended (the “1933 Act”), the Registrant’s registration statement on Form N-14 (the “Registration Statement”) on July 26, 2023. This Registration Statement relates to the proposed reorganizations of the ETFMG Prime Cyber Security ETF, ETFMG Prime Mobile Payments ETF, ETFMG Prime Junior Silver Miners ETF, ETFMG Alternative Harvest ETF, ETFMG U.S. Alternative Harvest ETF, Wedbush ETFMG Video Game Tech ETF, BlueStar Israel Technology ETF, ETFMG Treatments, Testing and Advancements ETF, Wedbush ETFMG Global Cloud Technology ETF, AI Powered Equity ETF, ETFMG Travel Tech ETF and Etho Climate Leadership US ETF  with and into the Amplify Cybersecurity ETF, Amplify Mobile Payments ETF, Amplify Junior Silver Miners ETF, Amplify Alternative Harvest ETF, Amplify U.S. Alternative Harvest ETF, Amplify Video Game Tech ETF, Amplify BlueStar Israel Technology ETF, Amplify Treatments Testing & Advancements ETF, Amplify Global Cloud Technology ETF, Amplify AI Powered Equity ETF, Amplify Travel Tech ETF and Amplify Etho Climate Leadership U.S. ETF, respectively, each of the latter a series of the Registrant.

If we may cooperate with you in any way in the processing of the Registration Statement, please telephone the undersigned at (312) 845-3273.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Walter L. Draney
Walter L. Draney

Enclosure